As filed with the Securities and Exchange Commission on May 24, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09128

Jundt Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

		Jundt U.S. Emerging Growth Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (8.6%)
Amylin Pharmaceuticals, Inc. (b)	16,500	$ 367,068	$ 288,585
EntreMed, Inc. (b)	209,700	642,484	440,370
Exelixis, Inc. (b)	114,000	824,378	772,920
Telik, Inc. (b)	24,900	529,722	375,492
Vion Pharmaceuticals, Inc. (b)	20,000	58,136	57,000
		2,421,788	1,934,367

CABLE (3.6%)
Charter Communications, Inc. - Class A (b)	297,200	531,435	475,520
Mediacom Communications Corporation - Class A (b)	52,200	283,066	341,388
		814,501	816,908

COMPUTER HARDWARE (1.7%)
Zebra Technologies Corporation - Class A (b)	7,900	420,082	375,171
		420,082	375,171

COMPUTER SERVICES/SOFTWARE (14.7%)
Immersion Corporation (b)(d)	371,100	4,283,769	2,226,600
Infocrossing, Inc. (b)	18,900	369,952	299,376
Niku Corporation (b)	5,700	70,504	102,885
Red Hat, Inc. (b)	63,700	771,613	694,967
		5,495,838	3,323,828

ENERGY (3.0%)
Spinnaker Exploration Company (b)	19,000	530,604	675,070
		530,604	675,070

INTERNET SERVICES (5.6%)
iPass Inc. (b)	90,600	1,168,581	554,472
Overstock.com, Inc. (b)	10,000	461,804	429,900
Salesforce.com, Inc. (b)	4,600	64,231	68,954
Shanda Interactive Entertainment Ltd. ADR (b)(g)	7,400	226,017	223,480
		1,920,633	1,276,806

MEDICAL DEVICES (8.3%)
Advanced Neuromodulation Systems, Inc. (b)	8,000	244,710	214,480
Align Technology, Inc. (b)	84,500	1,108,413	527,280
Diomed Holdings, Inc. (b)	132,400	518,343	525,598
IntraLase Corporation (b)	36,600	711,675	612,684
		2,583,141	1,880,042

MISCELLANEOUS (4.3%)
BEI Technologies, Inc.	28,600	878,908	685,542
Global Payments Inc.	4,400	260,922	283,756
		1,139,830	969,298

NATIONAL RADIO (15.1%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	108,500	354,056	3,417,750
		354,056	3,417,750

PHARMACEUTICALS (9.3%)
Angiotech Pharmaceuticals, Inc. (b)(g)	14,800	249,642	227,180
Bioenvision, Inc. (b)	92,800	811,941	533,600
Sepracor Inc. (b)	23,200	1,097,240	1,331,912
		2,158,823	2,092,692

RADIO (8.0%)
Entravision Communications Corporation - Class A (b)	102,000	624,992	904,740
Spanish Broadcasting System, Inc. - Class A (b)	88,000	709,119	902,880
		1,334,111	1,807,620

RESTAURANTS (1.4%)
The Cheesecake Factory Incorporated (b)(h)	8,950	284,326	317,278
Red Robin Gourmet Burgers Inc. (b)	100	2,468	5,091
		286,794	322,369

		Jundt U.S. Emerging Growth Fund
Schedule of Investments (unaudited) (concluded)		March 31, 2005

COMMON STOCKS (concluded)
SPECIALTY (1.3%)
Blue Nile, Inc. (b)	10,600	$ 326,060		$ 293,090
		326,060		293,090

TELECOMMUNICATIONS INFRASTRUCTURE (1.5%)
j2 Global Communications, Inc. (b)	4,500	146,698		154,395
Net2Phone, Inc. (b)	110,000	695,800		177,100
		842,498		331,495

WIRELESS (3.4%)
At Road, Inc. (b)	38,500	416,258		157,850
SINA Corporation (b)(g)	4,700	127,208		145,982
Zi Corporation (b)(g)	114,900	621,332		464,196
		1,164,798		768,028
Total Common Stocks (89.8%)		21,793,557		20,284,534

Total investments in securities (89.8%)		$ 21,793,557	(c)	20,284,534
Other assets in excess of liabilities (10.2%)				2,308,120

Net Assets (100.0%)				$ 22,592,654

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was
$21,793,557. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 4,939,279
	Gross unrealized depreciation		(6,448,302)
	Net unrealized depreciation		$ (1,509,023)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the

Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005.  The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 4,283,769	$ —	$ —	$ 4,283,769	$ 2,226,600	$ —	$ —
	Total	$ 4,283,769	$ —	$ —	$ 4,283,769	$ 2,226,600	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $735,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	49	NASDAQ 100 - June 2005			$ 7,307,900		$ 77,481
	Total				$ 7,307,900		$ 77,481

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)				Market Value
Call Options
Sepracor Inc.
	97	Expiration April 2005, Exercise Price $60.00			$ 9,255
	97	Total Call Options Written (Premiums received $53,687)			$ 9,255

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ  National Market Systems.

ADR- American Depository Receipt

(h)	Securities partially on deposit, with a market value of $861,115, held in a margin account as collateral for short sales and options as of March 31, 2005.

		Jundt Opportunity Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (9.6%)
Amgen Inc. (b)	17,800	$ 1,148,998	$ 1,036,138
Exelixis, Inc. (b)	180,000	1,433,153	1,220,400
Telik, Inc. (b)	65,000	1,151,589	980,200
		3,733,740	3,236,738

CABLE (5.8%)
Charter Communications, Inc. - Class A (b)	637,700	1,455,380	1,020,320
Comcast Corporation - Class A (b)	18,900	554,133	631,260
Mediacom Communications Corporation - Class A (b)	45,800	239,112	299,532
		2,248,625	1,951,112

COMPUTER HARDWARE (0.9%)
Zebra Technologies Corporation - Class A (b)	6,000	280,580	284,940
		280,580	284,940

COMPUTER SERVICES/SOFTWARE (8.9%)
Immersion Corporation (b)(d)	499,100	5,794,469	2,994,600
		5,794,469	2,994,600

ENERGY (2.9%)
Apache Corporation	8,100	488,537	488,132
Suncor Energy, Inc. (h)	12,400	476,046	498,604
		964,583	986,736

FINANCIAL SERVICES (1.0%)
Willis Group Holdings Limited (h)	9,000	370,003	331,830
		370,003	331,830

INTERNET SERVICES (5.1%)
eBay, Inc. (b)	24,900	916,894	927,774
F5 Networks, Inc. (b)	1,000	42,901	50,490
iPass Inc. (b)	121,700	1,556,532	744,804
		2,516,327	1,723,068

MEDICAL DEVICES (9.8%)
Boston Scientific Corporation (b)	29,600	1,137,331	866,984
Medtronic, Inc.	4,000	194,144	203,800
Stryker Corporation	9,700	429,547	431,921
Varian Medical Systems, Inc. (b)	18,600	716,550	637,608
Zimmer Holdings, Inc. (b)	14,600	1,193,705	1,136,026
		3,671,277	3,276,339

MISCELLANEOUS (5.2%)
iShares FTSE/Xinhua China 25 Index Fund ADR (b)(h)	26,200	1,453,433	1,430,520
OM Group, Inc. (b)	9,900	352,921	301,158
		1,806,354	1,731,678

NATIONAL RADIO (15.7%)
XM Satellite Radio Holdings Inc. - Class A (b)(f)	167,800	991,378	5,285,700
		991,378	5,285,700

OIL DRILLING, EQUIPMENT & SERVICES (8.9%)
GlobalSantaFe Corporation (h)	14,000	510,909	517,308
Noble Corporation (h)	12,200	635,071	685,762
Schlumberger Limited (h)	22,500	1,573,332	1,585,800
Transocean Inc. (b)(h)	4,000	153,520	205,840
		2,872,832	2,994,710

PHARMACEUTICALS (12.8%)
Allergan	4,700	332,242	326,509
Cephalon, Inc. (b)	2,800	146,108	131,124
Eli Lilly and Company	16,300	884,810	849,230
MGI Pharma, Inc. (b)	13,000	314,235	328,510
Sanofi-Aventis ADR (h)	24,600	949,252	1,041,564
Sepracor Inc. (b)	28,300	1,340,456	1,624,703
		3,967,103	4,301,640

SPECIALTY (1.0%)
7-Eleven, Inc. (b)	14,000	336,766	336,066
		336,766	336,066

TELECOMMUNICATIONS INFRASTRUCTURE (4.4%)
Avaya Inc. (b)	43,100	569,429	503,408
Openwave Systems Inc. (b)	80,000	874,825	975,200
		1,444,254	1,478,608
Total Common Stocks (92.0%)		30,998,291	30,913,765

	Jundt Opportunity Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2005
Total investments in securities (92.0%)	$ 30,998,291	(c)	30,913,765
Other assets in excess of liabilities (8.0%)			2,676,893

Net Assets (100.0%)			$ 33,590,658

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was $30,998,291. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 5,872,727
	Gross unrealized depreciation		(5,957,253)
	Net unrealized depreciation		$ (84,526)

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005.  The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 5,794,469	$ —	$ —	$ 5,794,469	$ 2,994,600	$ —	$ —
	Total	$ 5,794,469	$ —	$ —	$ 5,794,469	$ 2,994,600	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $1,005,000 have been pledged in connection with the following open short future contracts.

Unrealized
	Contracts	Issue		Market Value		Appreciation
	67	NASDAQ 100 - June 2005		$ 9,992,300		$ 98,599
	Total			$ 9,992,300		$ 98,599

(f)	Securities pledged, with a market value of $2,815,070, as collateral for the following short sales entered into as of March 31, 2005:

	Shares	Issue	Market Value
	19,000	Kyphon Inc.	$ 478,230
	36,800	Merge Technologies Incorporated	645,840
	Total	(Net Proceeds $1,148,047)	$ 1,124,070

(g)	Schedule of Options Written:
	Contracts (100 shares per contract)			Market Value
Call Options
Sepracor Inc.
	118	Expiration April 2005, Exercise Price $60.00		$ 11,285
	118	Total Call Options Written (Premiums received $64,029)		$ 11,285

(h)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

		Jundt Twenty-Five Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (9.2%)
Amgen Inc. (b)	4,000	$ 258,235	$ 232,840
Gilead Sciences, Inc. (b)	7,200	249,310	257,760
ImClone Systems Incorporated (b)	5,500	249,079	189,750
		756,624	680,350

CABLE (6.1%)
Charter Communications, Inc. - Class A (b)	150,000	309,260	240,118
Comcast Corporation - Class A (b)(h)	4,200	102,581	140,280
Mediacom Communications Corporation - Class A (b)	10,300	54,096	67,362
		465,937	447,760

COMPUTER HARDWARE (1.1%)
Zebra Technologies Corporation - Class A (b)	1,700	87,349	80,733
		87,349	80,733

COMPUTER SERVICES/SOFTWARE (11.5%)
Immersion Corporation (b)(d)	116,600	2,440,561	699,600
Microsoft Corporation	6,200	170,934	149,854
		2,611,495	849,454

ENERGY (3.0%)
Apache Corporation	1,800	108,564	108,474
Suncor Energy, Inc. (g)	2,700	103,551	108,567
		212,115	217,041

FINANCIAL SERVICES (1.0%)
Willis Group Holdings Limited (g)	2,000	82,223	73,740
		82,223	73,740

INTERNET SERVICES (2.8%)
eBay Inc. (b)	5,500	202,573	204,930
		202,573	204,930

MEDICAL DEVICES (9.0%)
Boston Scientific Corporation (b)	6,700	248,345	196,243
Diomed Holdings, Inc. (b)	44,800	185,852	177,847
Medtronic, Inc.	1,000	49,084	50,950
Stryker Corporation	2,100	92,857	93,497
Varian Medical Systems, Inc. (b)	4,100	158,214	140,548
		734,352	659,085

NATIONAL RADIO (15.8%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	36,980	434,761	1,164,870
		434,761	1,164,870

OIL DRILLING, EQUIPMENT & SERVICES (8.8%)
GlobalSantaFe Corporation (g)	3,000	109,646	110,842
Noble Corporation (g)	2,600	135,962	146,146
Schlumberger Limited (g)	4,900	342,711	345,352
Transocean Inc. (b)(g)	900	34,562	46,314
		622,881	648,654

PHARMACEUTICALS (6.6%)
Sanofi-Aventis ADR (g)	5,400	207,934	228,636
Sepracor Inc. (b)	4,500	224,405	258,345
		432,339	486,981

SATELLITE TELEVISION (0.8%)
EchoStar Communications Corporation - Class A (b)	2,000	64,224	58,500
		64,224	58,500

SPECIALTY (1.0%)
7-Eleven, Inc. (b)	3,100	74,569	74,415
		74,569	74,415

Total Common Stocks (76.7%)		6,781,442	5,646,513

	Jundt Twenty-Five Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2005

Total Investments in securities (76.7%)	$ 6,781,442	(c)	5,646,513
Other assets in excess of liabilities (23.3%)			1,712,060
Net Assets (100.0%)			$ 7,358,573

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was
$6,781,442. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 947,202
	Gross unrealized depreciation		(2,082,131)
	Net unrealized depreciation		$ (1,134,929)

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005.  The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 2,440,561	$ —	$ —	$ 2,440,561	$ 699,600	$ —	$ —
	Total	$ 2,440,561	$ —	$ —	$ 2,440,561	$ 699,600	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $210,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	14	NASDAQ 100 - June 2005			$ 2,088,000		$ 20,751
	Total				$ 2,088,000		$ 20,751

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)				Market Value
Call Options
Sepracor Inc.
	18	Expiration April 2005, Exercise Price $60.00			$ 1,725
	18	Total Call Options Written (Premiums received $10,056)			$ 1,725

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(h)	Securities partially on deposit, with a market value of $303,829, held in a margin account as collateral for short sales and options as of March 31, 2005.

		Jundt Mid-Cap Growth Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (6.8%)
Geron Corporation (b)	11,900	$ 138,135	$ 72,709
ImClone Systems Incorporated (b)	2,000	103,169	69,000
Telik, Inc. (b)	2,000	40,000	30,160
		281,304	171,869

CABLE (5.3%)
Charter Communications, Inc. - Class A (b)	51,400	116,432	82,277
Insight Communications Company, Inc. - Class A (b)	4,300	59,064	50,955
		175,496	133,232

COMPUTER HARDWARE (1.7%)
Zebra Technologies Corporation - Class A (b)	900	47,216	42,741
		47,216	42,741

COMPUTER SERVICES/SOFTWARE (5.1%)
Immersion Corporation (b)(d)	21,300	153,218	127,800
		153,218	127,800

ENERGY (2.1%)
ATP Oil & Gas Corporation (b)	2,500	52,262	53,857
		52,262	53,857

FINANCIAL SERVICES (1.3%)
Willis Group Holdings Limited (g)	900	37,000	33,183
		37,000	33,183

INTERNET SERVICES (2.4%)
aQuantive, Inc. (b)	100	964	1,107
Overstock.com, Inc. (b)	1,100	50,764	47,289
Shanda Interactive Entertainment Ltd. ADR (b)(g)	400	14,170	12,080
		65,898	60,476

MEDICAL DEVICES (8.3%)
Animas Corporation (b)	5,000	76,617	101,050
Hologic, Inc. (b)	100	2,700	3,188
IntraLase Corporation (b)	3,300	57,260	55,242
Varian Medical Systems, Inc. (b)	1,500	58,465	51,420
		195,042	210,900

MISCELLANEOUS (5.2%)
BEI Technologies, Inc.	2,300	70,503	55,131
Global Payments Inc.	1,200	62,270	77,388
		132,773	132,519

NATIONAL RADIO (16.6%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	13,300	51,296	418,950
		51,296	418,950

OIL DRILLING, EQUIPMENT & SERVICES (3.6%)
GlobalSantaFe Corporation (g)	1,100	40,242	40,640
Noble Corporation (g)	900	47,321	50,589
		87,563	91,229

PHARMACEUTICALS (8.4%)
Cephalon, Inc. (b)	400	22,470	18,732
Medicis Pharmaceutical Corporation - Class A	800	26,276	23,984
Oscient Pharmaceutical Corporation (b)	10,800	38,598	25,272
Sepracor Inc. (b)	2,500	121,087	143,525
		208,431	211,513
RADIO (9.2%)
Entravision Communications Corporation - Class A (b)	6,200	52,242	54,994
Spanish Broadcasting System, Inc. - Class A (b)	17,300	152,869	177,498
		205,111	232,492

		Jundt Mid-Cap Growth Fund
Schedule of Investments (unaudited) (concluded)		March 31, 2005

COMMON STOCKS (concluded)

RESTAURANTS (7.8%)
The Cheesecake Factory Incorporated (b)	1,000	$ 28,667		$ 35,450
P.F. Chang's China Bistro, Inc. (b)	1,700	79,648		101,660
Red Robin Gourmet Burgers Inc. (b)	1,200	52,756		61,092
		161,071		198,202
SEMICONDUCTOR (1.4%)
SanDisk Corporation (b)	1,300	34,385		36,140
		34,385		36,140

SPECIALTY (2.3%)
7-Eleven, Inc. (b)	1,100	26,460		26,405
Blue Nile, Inc. (b)	1,200	36,914		33,180
		63,374		59,585

TELECOMMUNICATIONS INFRASTRUCTURE (5.6%)
Avaya Inc. (b)	3,100	43,195		36,208
j2 Global Communications, Inc. (b)	3,100	84,704		106,361
		127,899		142,569

Total Common Stocks (93.1%)		2,079,339		2,357,257

Total investments in securities (93.1%)		$ 2,079,339	(c)	2,357,257
Other assets in excess of liabilities (6.9%)				173,611
Net Assets (100.0%)				$ 2,530,868

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was
$2,079,339. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 539,022
	Gross unrealized depreciation		(261,104)
	Net unrealized appreciation		$ 277,918

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Mid-Cap Growth Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 153,218	$ —	$ —	$ 153,218	$ 127,800	$ —	$ —
	Total	$ 153,218	$ —	$ —	$ 153,218	$ 127,800	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $75,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	5	NASDAQ 100 - June 2005			$ 745,500		$ 5,221
	Total				$ 745,500		$ 5,221

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)				Market Value
Call Options
Sepracor Inc.
	10	Expiration April 2005, Exercise Price $60.00			$ 970
	10	Total Call Options Written (Premiums received $5,730)			$ 970

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(h)	Securities partially on deposit, with a market value of $126,520, held in a margin account as collateral for short sales and options as of March 31, 2005.

		Jundt Science & Technology Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (8.9%)
Amgen Inc. (b)	300	$ 18,827	$ 17,463
Amylin Pharmaceuticals, Inc. (b)	100	2,186	1,749
EntreMed, Inc. (b)	7,100	22,830	14,910
Exelixis, Inc. (b)	500	4,318	3,390
		48,161	37,512

CABLE (4.4%)
Charter Communications, Inc. - Class A (b)	8,600	18,556	13,767
Mediacom Communications Corporation - Class A (b)	700	3,660	4,578
		22,216	18,345

COMPUTER HARDWARE (1.1%)
Zebra Technologies Corporation - Class A (b)	100	5,246	4,749
		5,246	4,749

COMPUTER SERVICES/SOFTWARE (19.9%)
Immersion Corporation (b)(d)(g)	10,000	97,637	60,000
Red Hat, Inc. (b)(g)	1,100	13,209	12,001
Siebel Systems, Inc. (b)	1,300	11,447	11,869
		122,293	83,870

INTERNET SERVICES (3.4%)
aQuantive, Inc. (b)	100	964	1,107
Overstock.com, Inc. (b)	200	9,306	8,598
Sify Limited ADR (b)(f)	1,100	5,478	4,774
		15,748	14,479

MEDICAL DEVICES (19.9%)
Animas Corporation (b)	800	13,035	16,168
Diomed Holdings, Inc. (b)	6,200	22,239	24,614
Natus Medical Incorporated (b)	1,000	6,510	8,360
Stryker Corporation	200	8,821	8,922
Varian Medical Systems, Inc. (b)	300	11,589	10,284
Zimmer Holdings, Inc. (b)	200	16,487	15,562
		78,681	83,910

NATIONAL RADIO (16.4%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	2,200	14,244	69,300
		14,244	69,300

OIL DRILLING, EQUIPMENT & SERVICES (1.7%)
GlobalSantaFe Corporation (f)	200	7,195	7,396
		7,195	7,396

PHARMACEUTICALS (8.4%)
Bioenvision, Inc. (b)	2,500	26,255	14,375
Oscient Pharmaceutical Corporation (b)	1,700	6,076	3,978
Sanofi-Aventis ADR (f)	400	15,596	16,936
		47,927	35,289

SATELLITE TELEVISION (0.3%)
The DIRECTV Group, Inc. (b)	100	1,531	1,442
		1,531	1,442

SPECIALTY (1.3%)
Blue Nile, Inc. (b)	200	6,161	5,530
		6,161	5,530

TELECOMMUNICATIONS INFRASTRUCTURE (1.7%)
Avaya Inc. (b)	600	7,944	7,008
		7,944	7,008

WIRELESS (2.1%)
Zi Corporation (b)(f)	2,200	11,946	8,888
		11,946	8,888
Total Common Stocks (89.5%)		389,293	377,718

	Jundt Science & Technology Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2005
Total investments in securities (89.5%)	$ 389,293	(c)	377,718
Other assets in excess of liabilities (10.5%)			44,442
Net Assets (100.0%)			$ 422,160

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was $389,293. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 70,895
	Gross unrealized depreciation		(82,470)
	Net unrealized depreciation		$ (11,575)

(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Science & Technology Fund, as defined in the Investment Company Act of 1940, at or during the period ended march 31, 2005.  The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 97,637	$ —	$ —	$ 97,637	$ 60,000	$ —	$ —
	Total	$ 97,637	$ —	$ —	$ 97,637	$ 60,000	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $15,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	1	NASDAQ 100 - June 2005			$ 149,100		$ 4,855
	Total				$ 149,100		$ 4,855

(f)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $116,063, held in a margin account as collateral for short sales and options as of March 31, 2005.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jundt Funds, Inc.

By (Signature and Title)  /s/ James R. Jundt
James R. Jundt, Chairman of the Board

Date  5/23/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Marcus E. Jundt______
Marcus E. Jundt, President

Date  5/23/2005

By (Signature and Title)  /s/ Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date  5/23/2005